Fair Value Measurements - Change in the Fair Value of the Derivative Warrant Liabilities (Detail) - Montes Archimedes Acquisition Corp. - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Balance at beginning of period	$ 49,097,230	$ 45,509,340
Change in fair value of derivative warrant liabilities		3,587,890
Balance at end of period		49,097,230
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of period	16,445,130
Change in fair value of derivative warrant liabilities	(7,762,920)
Balance at end of period	$ 8,682,210	$ 16,445,130